Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2024 [1]	Mar. 31, 2023 [1]	Mar. 31, 2024 [1]	Mar. 31, 2023 [1]	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Diluted LOSS PER SHARE	$ (2.32)	$ (11.83)	$ (14.65)	$ (0.53)	$ (0.70)	$ (1.12)
DWEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING-Diluted	738,285	247,427	344,291	230,918	16,691,956	10,469,396

[1]	Giving retroactive effect to the 1-for-70 reverse stock split effected on February 27, 2024